Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jun. 18, 2018	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2020
Loss Contingencies [Line Items]
Finance lease right of use asset			$ 9.2	$ 9.2	$ 9.2
Finance lease incremental borrowing rate					8.40%
Lease rental expenses			1.6	1.3	$ 1.4
Future minimum sublease income receivable			0.9
Litigation settlement amount		$ 7.5
Purchase Obligation			1.5	0.7		$ 3.1
Insurance Claims [Member]
Loss Contingencies [Line Items]
Litigation claims received				7.7
Litigation settlment income				7.7
Workmen Compensation [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Estimate Of Possible Loss				0.4
Workmen Compensation [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Estimate Of Possible Loss				$ 0.5
Versatex [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual	$ 5.8		$ 5.8
Leasehold Improvements [Member]
Loss Contingencies [Line Items]
Lease improvements expenditure incurred					$ 3.4